Taxes (Details) - Schedule of tax payable - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of tax payable [Abstract]
VAT taxes (recoverable)/payable	$ (2,436)	$ (6,020)
Corporate income tax (recoverable)/payable	(98)	(166)
Other taxes payable	85	87
Total	$ (2,449)	$ (6,099)